Derivatives - Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 344,412,052	₩ 324,383,695
Trading purpose | Interest Rates Related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		37,397,571	35,777,179
Trading purpose | Interest Rates Related | Over the counter | Interest Rate Option
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		226,924	258,460
Trading purpose | Interest Rates Related | Over the counter | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		37,170,647	35,518,719
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		172,150,164	185,231,162
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		171,430,546	184,590,058
Trading purpose | Foreign currency related | Over the counter | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		129,544,881	145,786,842
Trading purpose | Foreign currency related | Over the counter | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		40,557,913	36,532,622
Trading purpose | Foreign currency related | Over the counter | Currency options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,327,752	2,270,594
Trading purpose | Foreign currency related | Exchange traded | Currency futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		719,618	641,104
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		134,984,779	112,024,165
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		97,587,208	76,246,986
Trading purpose | Interest rates related | Exchange traded | Interest rate swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	[1]	94,803,271	72,898,275
Trading purpose | Interest rates related | Exchange traded | Interest Rate Option
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		0	54,890
Trading purpose | Interest rates related | Exchange traded | Interest Rate Future
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,783,937	3,293,821
Trading purpose | Credit related | Over the counter | Credit Swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		5,155,334	4,737,329
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		8,773,677	7,728,562
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,886,385	2,751,819
Trading purpose | Equity related | Over the counter | Equity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,008,263	2,073,995
Trading purpose | Equity related | Over the counter | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		878,122	677,824
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,887,292	4,976,743
Trading purpose | Equity related | Exchange traded | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,444,098	3,298,673
Trading purpose | Equity related | Exchange traded | Equity Futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,443,194	1,678,070
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		975,705	959,980
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		906,332	801,430
Trading purpose | Commodity related | Over the counter | Commodity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		898,332	789,930
Trading purpose | Commodity related | Exchange traded | Commodity Futures And Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		69,373	158,550
Trading purpose | Commodity related | Commodity Related | Over the counter | Commodity options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		8,000	11,500
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		22,372,393	13,702,497
Hedging purpose | Foreign currency related | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,249,589	1,279,598
Hedging purpose | Foreign currency related | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,647,279	3,726,939
Hedging purpose | Foreign currency related | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 16,475,525	₩ 8,695,960

[1]	The notional amounts of derivatives outstanding those will be settled in the ‘Central Counter Party (CCP)’ system.